Emerging Markets Equity Portfolio Annual Fund Operating Expenses - Emerging Markets Equity Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Emerging Markets Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.27%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.78%	[1],[2]

[1]	Restated to reflect current expenses.
[2]	The Portfolio's investment adviser has contractually agreed to waive a portion of its management fee. This contractual agreement will continue through at least April 30, 2027 and may not be terminated prior to that date without action by the Board of Directors.